Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

United Bancshares, Inc. (the “Corporation”) was incorporated in 1985 in the state of Ohio as a single-bank holding company for The Union Bank Company (the “Bank”).  The Bank formed a wholly-owned subsidiary, UBC Investments, Inc. (“UBC”) to hold and manage its securities portfolio.  The operations of UBC are located in Wilmington,  Delaware.  The Bank has also formed a wholly-owned subsidiary, UBC Property, Inc. to hold and manage certain property that is acquired in lieu of foreclosure.

The Corporation, through its wholly-owned subsidiary, the Bank, operates in one industry segment, the commercial banking industry.  The Bank, organized in 1904 as an Ohio-chartered bank, is headquartered in Columbus Grove, Ohio, with branch offices in Bowling Green, Delaware, Delphos, Findlay, Gibsonburg, Kalida, Leipsic, Lima, Marion, Ottawa, and Pemberville Ohio.

The primary source of revenue of the Corporation is providing loans to customers primarily located in Northwestern and West Central Ohio.  Such customers are predominately small and middle-market businesses and individuals.

Significant accounting policies followed by the Corporation are presented below.

Use of Estimates in Preparing Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during each reporting period.  Actual results could differ from those estimates.  The estimates most susceptible to significant change in the near term include the determination of the allowance for loan losses, valuation of servicing assets and goodwill, and fair value of securities and other financial instruments.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its wholly-owned subsidiary, the Bank, and its wholly-owned subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold which mature overnight or within four days.

Restrictions on Cash

The Corporation was required to maintain cash on hand or on deposit with the Federal Reserve Bank in the amount of $2,623,000 and $657,000 at December 31, 2014 and 2013, respectively, to meet regulatory reserve and clearing requirements.

Securities, Federal Home Loan Bank Stock and Certificates of Deposits

The Corporation has designated all securities as available-for-sale.  Such securities are recorded at fair value, with unrealized gains and losses, net of applicable income taxes, excluded from income and reported as accumulated other comprehensive income (loss).

The cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity.  Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Declines in fair value of securities below their cost that are deemed to be other-than-temporary are reflected in income as realized losses.  In estimating other-than-temporary impairment losses, management considers (1) the intent to sell the securities and the more likely than not requirement that the Corporation will be required to sell the securities prior to recovery, (2) the length of time and the extent to which the fair value has been less than cost, and (3) the financial condition and near-term prospects of the issuer.  Gains and losses on the sale of securities are recorded on the trade date, using the specific identification method, and are included in non-interest income.

Investment in Federal Home Loan Bank of Cincinnati stock is classified as a restricted security, carried at cost, and evaluated for impairment.

Investment in certificates of deposit are carried at cost and evaluated for impairment annually or when circumstances change that may have a significant effect on fair value.

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Estimated fair value is determined based on quoted market prices in the secondary market.  Any net unrealized losses are recognized through a valuation allowance by charges to income.  The Corporation had no unrealized losses at December 31, 2014 and 2013.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are generally stated at its outstanding principal amount adjusted for charge-offs and the allowance for loan losses.  Interest is accrued as earned based upon the daily outstanding principal balance.  Loan origination fees and certain direct obligation costs are capitalized and recognized as an adjustment of the yield of the related loan.

The accrual of interest on mortgage and commercial loans is generally discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Personal loans are typically charged-off no later than when they become 150 days past due.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

Loans, Continued

All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income.  Interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  Due to potential changes in conditions, it is at least reasonably possible that changes in estimates will occur in the near term and that such changes could be material to the amounts reported in the Corporation’s consolidated financial statements.

The allowance consists of specific, general and unallocated components.  The specific component relates to impaired loans when the discounted cash flows, collateral value, or observable market price of the impaired loan is lower than the carrying value of that loan.  The general component covers classified loans (substandard or special mention) without specific reserves, as well as non-classified loans, and is based on historical loss experience adjusted for qualitative factors.  An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.  The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured individually for commercial loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Allowance for Loan Losses, Continued

Under certain circumstances, the Corporation will provide borrowers relief through loan restructurings.  A restructuring of debt constitutes a troubled debt restructuring (TDR) if the Corporation, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Restructured loans typically present an elevated level of credit risk as the borrowers are not able to perform according to the original contractual terms.  Loans that are reported as TDRs are considered impaired and measured for impairment as described above.  TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal or interest due, or acceptance of other assets in full or partial satisfaction of the debt.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Corporation does not separately identify individual consumer and residential loans for impairment disclosures.

Acquired Loans

Purchased loans acquired in a business combination are segregated into three types: pass rated loans with no discount attributable to credit quality, non-impaired loans with a discount attributable at least in part to credit quality and impaired loans with evidence of significant credit deterioration.

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Pass rated loans (typically performing loans) are accounted for in accordance with ASC 310-20 “Nonrefundable Fees and Other Costs” as these loans do not have evidence of credit deterioration since origination.

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Non-impaired loans (typically past-due loans, special mention loans and performing substandard loans) are accounted for in accordance with ASC 310-30 “Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality” as they display at least some level of credit deterioration since origination.

•	Impaired loans (typically substandard loans on non-accrual status) are accounted for in accordance with ASC 310-30 as they display significant credit deterioration since origination.

In accordance with ASC 310-30, for both purchased non-impaired loans and purchased impaired loans, the difference between contractually required payments at acquisition and the cash flows expected to be collected is referred to as the non-accretable difference. This amount is not recognized as a yield adjustment or as a loss accrual or a valuation allowance. Further, any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized into interest income over the remaining life of the loan when there is a reasonable expectation about the amount and timing of such cash flows.

Increases in expected cash flows subsequent to the initial investment are recognized prospectively through adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as impairment. If the Corporation does not have the information necessary to reasonably estimate cash flows to be expected, it may use the cost recovery method or cash basis method of income recognition. Valuation allowances on these impaired loans reflect only losses incurred after the acquisition (meaning the present value of all cash flows expected at acquisition that ultimately are not to be received).

Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of cost or fair value, less estimated cost to sell, at the date of foreclosure, establishing a new cost basis with loan balances in excess of fair value charged to the allowance for loan losses.  Subsequent to foreclosure, valuations are periodically performed and the assets are carried at the lower of carrying amount or fair value less cost to sell.  Revenue and expenses from operations and subsequent valuation adjustments are included in other operating expenses.

Loan Sales and Servicing

Certain mortgage loans are sold with mortgage servicing rights retained or released by the Corporation.  The value of mortgage loans sold with servicing rights retained is reduced by the cost allocated to the associated mortgage servicing rights.  Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.  The Corporation generally estimates fair value for servicing rights based on the present value of future expected cash flows, using management’s best estimates of the key assumptions – credit losses, prepayment speeds, servicing costs, earnings rate, and discount rates commensurate with the risks involved.

Capitalized servicing rights are reported at fair value and changes in fair value are reported in net income for the period the change occurs.

Servicing fee income is recorded for servicing loans, based on a contractual percentage of the outstanding principal, and is reported as other operating income.  Amortization of mortgage servicing rights is charged against loan servicing fee income.

Premises and Equipment

Premises and equipment is stated at cost, less accumulated depreciation.  Upon the sale or disposition of the assets, the difference between the depreciated cost and proceeds is charged or credited to income.  Depreciation is determined based on the estimated useful lives of the individual assets (typically 20 to 40 years for buildings and 3 to 10 years for equipment) and is computed primarily using the straight-line method.

Premises and equipment is reviewed for impairment when events indicate the carrying amount may not be recoverable from future undiscounted cash flows.  If impaired, premises and equipment is recorded at fair value and any corresponding write-downs are charged against current year earnings.

Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Corporation has entered into commitments to extend credit, including commitments under commercial letters of credit, and standby letters of credit.  Such financial instruments are recorded when they are funded.  The Corporation maintains a separate allowance for off-balance sheet commitments.  Management estimates anticipated losses using historical data and utilization assumptions.  The allowance for off-balance sheet commitments is included in other liabilities.

Goodwill and Core Deposit Intangible Assets

Goodwill arising from branch acquisitions is not amortized, but is subject to an annual impairment test to determine if an impairment loss has occurred.  Significant judgment is applied when goodwill is assessed for impairment.  This judgment includes developing cash flow projections, selecting appropriate discount rates, identifying relevant market comparables, incorporating general economic and market conditions, and selecting an appropriate control premium.  At December 31, 2014, the Corporation believes the Bank does not have any indicators of potential impairment based on the estimated fair value of this reporting unit.

The core deposit intangible asset resulting from the Findlay branch acquisition was determined to have a definite life and is being amortized on a straight-line basis over seven years through March 2017.  Future amortization of the core deposit intangible asset is $40,857 annually for years 2015 through 2016 and $10,215 in 2017.  The core deposit intangible asset resulting from The Ohio State Bank acquisition was also determined to have a definite life and is being amortized on a straight-line basis over ten years through October 2024.  Future amortization of the core deposit intangible asset is $96,470 annually for years 2015 through 2023 and $80,388 in 2024.

Supplemental Retirement Benefits

Annual provisions are made for the estimated liability for accumulated supplemental retirement benefits under agreements with certain officers and directors.  These provisions are determined based on the terms of the agreements, as well as certain assumptions, including estimated service periods and discount rates.

Advertising Costs

All advertising costs are expensed as incurred.

Income Taxes

Deferred income taxes are provided on temporary differences between financial statement and income tax reporting.  Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and its tax bases.  Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carryforwards.  Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized.  Deferred tax liabilities are recognized for temporary differences that will be taxable in future years’ tax returns.

Income Taxes, Continued

Benefits from tax positions taken or expected to be taken in a tax return are not recognized if the likelihood that the tax position would be sustained upon examination by a taxing authority is considered to be 50% or less.  The Corporation has adopted the policy of classifying any interest and penalties resulting from the filing of its income tax returns in the provision for income taxes.

The Corporation is not currently subject to state or local income taxes.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

The transfer of a participating interest in an entire financial asset must also meet the definition of a participating interest.  A participating interest in a financial asset has all of the following characteristics:  (1) from the date of transfer, it must represent a proportionate (pro rata) ownership interest in the financial asset, (2) from the date of transfer, all cash flows received, except any cash flows allocated as any compensation for servicing or other services performed, must be divided proportionately among participating interest holders in the amount equal to their share ownership, (3) the rights of each participating interest holder must have the same priority, (4) no party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to do so.

Comprehensive Income

Recognized revenue, expenses, gains and losses are included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income.

Per Share Data

Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during each year.  Diluted net income per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued.

The weighted average number of shares used for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012

Basic	3,406,194	3,446,662	3,446,133

Diluted	3,406,194	3,446,662	3,446,133

Dividends per share are based on the number of shares outstanding at the declaration date.

Rate Lock Commitments

Loan commitments related to the origination or acquisition of mortgage loans that will be held for sale are accounted for as derivative instruments.  The Corporation enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments).  Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives.  Accordingly, such commitments, along with any related fees received from potential borrowers, are to be recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in the net gain or loss on sale of mortgage loans.  Fair value is based on fees currently charged to enter into similar agreements, and for fixed-rate commitments also considers the difference between current levels of interest rates and the committed rates.  At December 31, 2014 and 2013, derivative assets and liabilities relating to rate lock commitments were not material to the consolidated financial statements.

Fair Values of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully discussed in Note 18.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Subsequent Events

Management evaluated subsequent events through the date the consolidated financial statements were issued.  Events or transactions occurring after December 31, 2014, but prior to when the consolidated financial statements were issued, that provided additional evidence about conditions that existed at December 31, 2014, have been recognized in the financial statements for the year ended December 31, 2014.  Events or transactions that provided evidence about conditions that did not exist at December 31, 2014 but arose before the financial statements were issued, have not been recognized in the consolidated financial statements for the year ended December 31, 2014.

On January 22, 2015, United Bancshares, Inc. issued a release announcing that its Board of Directors approved a cash dividend of $0.09 per common share payable March 16, 2015 to shareholders of record at the close of business on February 27, 2015.

Reclassifications

Certain reclassifications of prior period amounts have been made to conform to the current presentation